RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
SCHEDULE OF MAJOR RELATED PARTIES AND RELATIONSHIP

The following is a list of the major related parties and the relationship with the Company as of June 30, 2025 and 2024:

Name of the related parties	Relation with the Company
Maderic Holding Limited	Majority Shareholder of IEC
HFO Investment Group Ltd	Shareholder of IEC
Dr. Wirawan Jusuf	Director, Chairman of the Board and Chief Executive Director, Chairman of the Board and Chief Executive Officer
Frank C. Ingriselli	President
Chia Hsin “Charlie” Wu	Chief Technology Officer
Mirza F. Said	Chief Operating Officer and Director
James J. Huang	Chief Investment Officer and Director
Grogory L. Overholtzer	Chief Financial Officer
Chiu Chen-Chia	Shareholder of IEC
Chiu Chen-Ta	Shareholder of IEC
PT. Wiranusa Karana Mardika	An Entity Controlled by Dr. Wirawan Jusuf

SCHEDULE OF RELATED PARTY RENTAL EXPENSE
	June 30,	June 30,
	2025	2024
General and administrative expense	$43,853	$40,960
Leasing operating expense	34,687	35,962
Total	$78,540	$76,922

SCHEDULE OF AMOUNT DUE TO RELATED PARTIES

As of June 30, 2025 and December 31, 2024, the amount due to related parties of the Company was listed as below:

	June 30,	December 31,
Amount due to related parties	2025	2024
PT. Wiranusa Karana Mardika	$16,469	$2,687
Total	$16,469	$2,687